Submission	Dec. 05, 2025
Submission [Line Items]
Central Index Key	0001129928
Registrant Name	ONCOLYTICS BIOTECH INC
Registration File Number	333-290954
Form Type	F-4
Submission Type	F-4/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A